March 29, 2019

VIA EDGAR

David Orlic, Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Great-West Life & Annuity Insurance Company (“Registrant”)

Post-Effective Amendment No. 4 on Form S-1

File No. 333-219412

Mr. Orlic:

A Request for Acceleration from the Registrant and from the principal underwriter accompanies this filing, seeking acceleration of effectiveness of the Registrant’s registration statement on Form S-1 be accelerated to be effective on April 26, 2019 or as soon as practicable thereafter.

If the Registration Statement was eligible to be filed pursuant to Rule 485 under the 1933 Act, the company would make the filing pursuant to Rule 485(b) because it does not contain any material changes from previous filings other than those permitted from Rule 485(b).

Please call the undersigned at (303) 737-1131 with any questions or comments concerning this response. We greatly appreciate the staff’s efforts in assisting the Registrant with this filing.

Sincerely,

/s/ Adam J. Kavan
Adam J. Kavan, Senior Counsel
Great-West Life & Annuity Insurance Company